Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Psychedelic products [Member]
Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers
Interest revenue
Other revenue
Other expenses	(1,092,033)	(883,708)
Segment loss after income tax	(1,092,033)	(883,708)
Segment assets	881,808	56,058
Segment liabilities	(433,278)	(354,310)
Cannabinoid Products [Member]
Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers			$ 1,897,596	[1]
Interest revenue	(129)	96	6
Other revenue	1,013,879	782,383
Other expenses	(9,121,608)	(4,642,796)
Segment loss after income tax	(8,107,858)	(3,860,317)	(3,304,769)
Segment assets	53,359,216	263,731	104,267
Segment liabilities	(2,395,958)	(577,819)
Corporate [Member]
Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers
Interest revenue	362,895	6,175	2,673
Other revenue			73,069
Other expenses	(11,142,562)	(10,166,059)
Segment loss after income tax	(10,779,667)	(10,159,884)	(7,299,714)
Segment assets	34,349,676	37,559,819	$ 9,222,528
Segment liabilities	(1,632,597)	(1,078,404)
Consolidated [Member]
Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers
Interest revenue	362,766	6,271
Other revenue	1,013,879	782,383
Other expenses	(21,356,203)	(15,692,563)
Segment loss after income tax	(19,979,558)	(14,903,909)
Segment assets	88,590,700	37,879,608
Segment liabilities	$ (4,461,833)	$ (2,010,533)

[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.